Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Liabilities (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Derivative liabilities
Gross Recognized Liabilities	$ 8,217	$ 10,506
Gross Amounts Offset on the Consolidated Balance Sheet	(3,720)	(4,551)
Net Amounts Presented on the Consolidated Balance Sheet	4,497	5,955
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(141)	(231)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	0	0
Net Amount	4,356	5,724
Repurchase agreements
Gross Recognized Liabilities	3,579	1,432
Net Amounts Presented on the Consolidated Balance Sheet	3,579	1,432
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(568)	(102)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(3,008)	(1,325)
Net Amount	3	5
Securities loaned
Gross Recognized Liabilities	290	120
Net Amounts Presented on the Consolidated Balance Sheet	290	120
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(14)	0
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(270)	(118)
Net Amount	6	2
Total
Gross Recognized Liabilities	12,086	12,058
Gross Amounts Offset on the Consolidated Balance Sheet	(3,720)	(4,551)
Net Amounts Presented on the Consolidated Balance Sheet	8,366	7,507
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(723)	(333)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Pledged	(3,278)	(1,443)
Net Amount	4,365	5,731
Cash collateral netted against derivative liabilities	1,700	2,100
Derivative liabilities not subject to netting arrangements	$ 92	$ 193